LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.07%
INVESTMENT COMPANIES–85.07%
Equity Funds–37.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,615,662	$47,726,737
LVIP SSGA S&P 500 Index Fund	5,505,986	177,430,397
LVIP SSGA Small-Cap Index Fund	966,700	33,918,608
		259,075,742
Fixed Income Fund–25.14%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	17,085,025	172,456,247
		172,456,247
International Equity Fund–22.16%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,339,762	151,975,488
		151,975,488
Total Affiliated Investments (Cost $398,315,517)		583,507,477

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.95%
INVESTMENT COMPANIES–14.95%
Fixed Income Fund–5.03%
Schwab US TIPS ETF	1,297,404	$34,523,920
		34,523,920
International Equity Fund–9.92%
iShares Core MSCI Emerging Markets ETF	975,525	68,042,869
		68,042,869
Total Unaffiliated Investments (Cost $78,016,920)		102,566,789

TOTAL INVESTMENTS–100.02% (Cost $476,332,437)	686,074,266
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(170,765)
NET ASSETS APPLICABLE TO 35,083,555 SHARES OUTSTANDING–100.00%	$685,903,501

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.07%@
Equity Funds-37.77%@
✧✧LVIP SSGA Mid-Cap Index Fund	$47,654,480	$430,007	$1,523,036	$48,617	$1,116,669	$47,726,737	3,615,662	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	180,308,909	7,173,330	2,116,786	14,792	(7,949,848)	177,430,397	5,505,986	—	—
✧✧LVIP SSGA Small-Cap Index Fund	33,916,067	307,149	581,102	42,382	234,112	33,918,608	966,700	—	—
Fixed Income Fund-25.14%@
✧✧LVIP SSGA Bond Index Fund	170,327,221	4,155,863	2,035,372	(283,899)	292,434	172,456,247	17,085,025	—	—
International Equity Fund-22.16%@
✧✧LVIP SSGA International Index Fund	152,798,402	1,351,450	3,671,510	93,751	1,403,395	151,975,488	11,339,762	—	—
Total	$585,005,079	$13,417,799	$9,927,806	$(84,357)	$(4,903,238)	$583,507,477		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund–2